JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 99.0%
Aerospace & Defense — 1.0%
General Dynamics Corp.	1		254
Northrop Grumman Corp.	2		487
Raytheon Technologies Corp.	9		728

			1,469

Air Freight & Logistics — 0.8%
FedEx Corp.	3		816
United Parcel Service, Inc., Class B	2		312

			1,128

Airlines — 0.4%
Delta Air Lines, Inc. *	4		193
Southwest Airlines Co. *	5		317

			510

Auto Components — 0.2%
Magna International, Inc. (Canada)	4		335

Automobiles — 1.8%
General Motors Co. *	7		423
Tesla, Inc. *	3		2,108

			2,531

Banks — 3.7%
Bank of America Corp.	24		937
Citigroup, Inc.	14		1,006
KeyCorp	24		470
Regions Financial Corp.	23		471
Truist Financial Corp.	9		534
US Bancorp	12		668
Wells Fargo & Co.	31		1,230

			5,316

Beverages — 1.1%
Coca-Cola Co. (The)	21		1,098
Constellation Brands, Inc., Class A	2		477

			1,575

Biotechnology — 2.4%
AbbVie, Inc.	14		1,524
Alexion Pharmaceuticals, Inc. *	4		588
Amgen, Inc.	—	(a)	108
Biogen, Inc.*	1		320
Regeneron Pharmaceuticals, Inc. *	1		364
Vertex Pharmaceuticals, Inc. *	2		511

			3,415

Building Products — 1.0%
Masco Corp.	8		483
Trane Technologies plc	6		977

			1,460

Capital Markets — 3.8%
Ameriprise Financial, Inc.	—	(a)	114
Goldman Sachs Group, Inc. (The)	3		1,026
Intercontinental Exchange, Inc.	6		696
MarketAxess Holdings, Inc.	—	(a)	160
Morgan Stanley	16		1,213
S&P Global, Inc.	3		1,179
State Street Corp.	7		625
T. Rowe Price Group, Inc.	2		410

			5,423

Chemicals — 1.9%
Air Products and Chemicals, Inc.	1		257
Celanese Corp.	1		221
DuPont de Nemours, Inc.	3		236
Eastman Chemical Co.	6		684
Linde plc (United Kingdom)	2		446
LyondellBasell Industries NV, Class A	1		115
PPG Industries, Inc.	5		717

			2,676

Commercial Services & Supplies — 0.1%
Cintas Corp.	—	(a)	151

Communications Equipment — 0.4%
Cisco Systems, Inc.	10		512
Motorola Solutions, Inc.	—	(a)	77

			589

Consumer Finance — 0.5%
Capital One Financial Corp.	5		668

Containers & Packaging — 0.5%
Avery Dennison Corp.	—	(a)	67
Crown Holdings, Inc.	2		162
Packaging Corp. of America	1		112
WestRock Co.	6		301

			642

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B *	9		2,339
Voya Financial, Inc.	2		99

			2,438

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	17		1,014

Electric Utilities — 1.4%
Duke Energy Corp.	3		334
NextEra Energy, Inc.	17		1,290
Xcel Energy, Inc.	5		318

			1,942

Electrical Equipment — 0.7%
Eaton Corp. plc	7		977

Entertainment — 1.5%
Netflix, Inc. *	3		1,494
Walt Disney Co. (The) *	4		662

			2,156

Equity Real Estate Investment Trusts (REITs) — 1.7%
Camden Property Trust	3		329
Equinix, Inc.	1		569
Equity LifeStyle Properties, Inc.	2		111
Mid-America Apartment Communities, Inc.	2		269
Prologis, Inc.	6		665
Public Storage	—	(a)	99
Realty Income Corp.	1		57
Sun Communities, Inc.	1		128
UDR, Inc.	1		54
Ventas, Inc.	3		175

			2,456

Food & Staples Retailing — 0.5%
Costco Wholesale Corp.	1		464
Kroger Co. (The)	5		183

			647

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Food Products — 0.6%
Mondelez International, Inc., Class A	14		842

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	8		922
ABIOMED, Inc. *	—	(a)	60
Baxter International, Inc.	1		123
Becton Dickinson and Co.	1		294
Boston Scientific Corp. *	15		572
Dexcom, Inc. *	—	(a)	142
Edwards Lifesciences Corp. *	2		129
Intuitive Surgical, Inc. *	—	(a)	209
Medtronic plc	11		1,254
Zimmer Biomet Holdings, Inc.	5		740

			4,445

Health Care Providers & Services — 2.8%
Anthem, Inc.	1		393
Centene Corp. *	1		87
Cigna Corp.	4		872
McKesson Corp.	4		686
UnitedHealth Group, Inc.	5		1,887

			3,925

Hotels, Restaurants & Leisure — 0.7%
Hilton Worldwide Holdings, Inc. *	3		387
Royal Caribbean Cruises Ltd. *	1		79
Yum! Brands, Inc.	4		461

			927

Household Durables — 0.5%
DR Horton, Inc.	1		52
Lennar Corp., Class A	7		702

			754

Household Products — 1.6%
Kimberly-Clark Corp.	4		607
Procter & Gamble Co. (The)	13		1,723

			2,330

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	5		1,056

Insurance — 1.9%
Allstate Corp. (The)	4		403
American International Group, Inc.	4		169
Chubb Ltd.	3		473
Hartford Financial Services Group, Inc. (The)	6		425
Marsh & McLennan Cos., Inc.	1		180
Progressive Corp. (The)	8		785
Prudential Financial, Inc.	2		224

			2,659

Interactive Media & Services — 6.3%
Alphabet, Inc., Class A *	2		3,280
Alphabet, Inc., Class C *	1		2,660
Facebook, Inc., Class A *	10		2,979

			8,919

Internet & Direct Marketing Retail — 4.9%
Amazon.com, Inc. *	2		6,259
Booking Holdings, Inc. *	—	(a)	671

			6,930

IT Services — 4.8%
Accenture plc, Class A	6		1,634
FleetCor Technologies, Inc. *	—	(a)	97
Mastercard, Inc., Class A	6		2,141
PayPal Holdings, Inc. *	5		1,197
Visa, Inc., Class A	9		1,800

			6,869

Life Sciences Tools & Services — 1.3%
Illumina, Inc. *	1		346
Thermo Fisher Scientific, Inc.	3		1,482
Waters Corp. *	—	(a)	82

			1,910

Machinery — 2.4%
Deere & Co.	3		1,302
Ingersoll Rand, Inc. *	2		84
Otis Worldwide Corp.	4		276
Parker-Hannifin Corp.	2		675
Snap-on, Inc.	1		252
Stanley Black & Decker, Inc.	4		844

			3,433

Media — 1.8%
Altice USA, Inc., Class A *	4		143
Charter Communications, Inc., Class A *	1		907
Comcast Corp., Class A	25		1,375
Fox Corp., Class A	1		36
Interpublic Group of Cos., Inc. (The)	1		42

			2,503

Metals & Mining — 0.1%
Freeport-McMoRan, Inc. *	5		172

Multiline Retail — 0.6%
Dollar General Corp.	1		115
Dollar Tree, Inc. *	3		337
Target Corp.	2		412

			864

Multi-Utilities — 1.2%
Ameren Corp.	5		438
CMS Energy Corp.	8		496
Public Service Enterprise Group, Inc.	6		334
Sempra Energy	4		502

			1,770

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp.	2		38
Cheniere Energy, Inc. *	3		184
Chevron Corp.	9		925
ConocoPhillips	8		423
Diamondback Energy, Inc.	4		266
EOG Resources, Inc.	6		444
Kinder Morgan, Inc.	9		153
Phillips 66	5		373
Pioneer Natural Resources Co.	4		691
Williams Cos., Inc. (The)	23		540

			4,037

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	2		483

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	20		1,289
Eli Lilly and Co.	6		1,125
Johnson & Johnson	7		1,106
Merck & Co., Inc.	13		985
Pfizer, Inc.	5		189

			4,694

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	2		188

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Leidos Holdings, Inc.	5		472
Verisk Analytics, Inc.	1		121

			781

Road & Rail — 1.4%
Lyft, Inc., Class A *	3		216
Norfolk Southern Corp.	4		1,179
Uber Technologies, Inc. *	—	(a)	7
Union Pacific Corp.	3		623

			2,025

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices, Inc. *	10		781
Analog Devices, Inc.	6		998
Applied Materials, Inc.	10		1,324
Intel Corp.	9		560
Lam Research Corp.	2		1,154
Microchip Technology, Inc.	3		391
Micron Technology, Inc. *	2		166
NVIDIA Corp.	3		1,394
NXP Semiconductors NV (Netherlands)	4		767
QUALCOMM, Inc.	2		200
Texas Instruments, Inc.	8		1,495

			9,230

Software — 8.3%
Fortinet, Inc. *	1		111
Intuit, Inc.	3		1,029
Microsoft Corp.	38		8,843
Oracle Corp.	8		542
salesforce.com, Inc. *	4		811
Workday, Inc., Class A *	1		318

			11,654

Specialty Retail — 3.5%
AutoZone, Inc. *	—	(a)	690
Best Buy Co., Inc.	5		610
Home Depot, Inc. (The)	5		1,380
Lowe’s Cos., Inc.	8		1,496
O’Reilly Automotive, Inc. *	1		261
TJX Cos., Inc. (The)	9		594

			5,031

Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc.	69		8,373
Seagate Technology plc	8		633

			9,006

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc. *	3		280
NIKE, Inc., Class B	7		968

			1,248

Tobacco — 1.3%
Altria Group, Inc.	17		868
Philip Morris International, Inc.	11		982

			1,850

Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc. *	9		1,132

TOTAL COMMON STOCKS (Cost $137,513)			140,997

	No. of Contracts
OPTIONS PURCHASED — 0.7%
	No. of Contracts
PUT OPTIONS PURCHASED — 0.7%
Index Funds—0.7%
S&P 500 Index 5/28/2021 at USD 3,615.00, European Style Notional Amount: USD 141,832 Counterparty: Exchange-Traded * (Cost $2,632)	—	(a)	1,041

	Shares (000)
SHORT-TERM INVESTMENTS — 3.3%
INVESTMENT COMPANIES — 3.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04%(b)(c)(Cost $4,642)	4,642		4,642

Total Investments — 103.0% (Cost $144,787)			146,680
Liabilities in Excess of Other Assets — (3.0)%			(4,317)

Net Assets — 100.0%			142,363

Percentages indicated are based on net assets.

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

USD	United States Dollar
(a)	Amount rounds to less than one thousand.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	4	06/2021	USD	794	12

Abbreviations

USD	United States Dollar

Written Call Options Contracts as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange- Traded	357	USD 141,832	USD 3,975.00	5/28/2021	(3,474)

Written Put Options Contracts as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange- Traded	357	USD 141,832	USD 3,050.00	5/28/2021	(230)

Total Written Options Contracts (Premiums Received $3,660)						(3,704)

Abbreviations

USD	United States Dollar

JPMorgan Hedged Equity 3 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$146,680	$—	$—	$146,680

Appreciation in Other Financial Instruments
Futures Contracts (a)	$12	$—	$—	$12
Depreciation in Other Financial Instruments
Options Written(a)
Call Options Written	(3,474)	—	—	(3,474)
Put Options Written	(230)	—	—	(230)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(3,692)	$—	$—	$(3,692)

(a)	Please refer to the SOI for specifics of portfolio holdings.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

	For the period ended March 31, 2021
Security Description	Value at March 1, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	$—	$46,019	$41,377	$—	$—	$4,642	4,642	$—	(c)	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.